UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington D.C.  20549

				  Form 13F

			   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:  ________________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		New Century Investment Management, Incorporated
Address:	1 Towne Square, Suite 1690
		Southfield, Michigan 48076

Form 13F File Number: 028-13636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey D. Modell, Esq.
Title:		President and Portfolio Manager
Phone:		(248) 262-3140

Signature, Place, and Date of Signing:

/S/ Jeffrey D. Modell		Southfield, Michigan  	July 26, 2010
__________________________	______________________	________________
[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
			manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
			and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
			this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		0

Form 13F Information Table Entry Total:  	75 DATA RECORDS

Form 13F Information Table Value Total:  	101933 (thousands)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108      507     8345 SH       Sole                                       8345
AFLAC INC                      COM              001055102     1494    35017 SH       Sole                                      35017
AMERIPRISE FINL INC            COM              03076C106     1040    28778 SH       Sole                                      28778
AMERISOURCEBERGEN CORP         COM              03073E105     1474    46428 SH       Sole                                      46428
AMPHENOL CORP NEW              CL A             032095101      790    20100 SH       Sole                                      20100
APACHE CORP                    COM              037411105      420     4992 SH       Sole                                       4992
APPLE INC                      COM              037833100     4059    16137 SH       Sole                                      16137
ARCH COAL INC                  COM              039380100      592    29900 SH       Sole                                      29900
BANK OF THE OZARKS INC         COM              063904106      348     9812 SH       Sole                                       9812
BROADCOM CORP                  CL A             111320107     1241    37649 SH       Sole                                      37649
BUCYRUS INTL INC NEW           COM              118759109     1836    38696 SH       Sole                                      38696
CATERPILLAR INC DEL            COM              149123101     1476    24570 SH       Sole                                      24570
CISCO SYS INC                  COM              17275R102      739    34700 SH       Sole                                      34700
CLIFFS NATURAL RESOURCES       COM              18683K101     1089    23086 SH       Sole                                      23086
COACH INC                      COM              189754104     2512    68733 SH       Sole                                      68733
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     2602    51987 SH       Sole                                      51987
CORNING INC                    COM              219350105     193    119655 SH       Sole                                     119655
CREE INC                       COM              225447101     2977    49591 SH       Sole                                      49591
CSX CORP                       COM              126408103     2415    48659 SH       Sole                                      48659
CUMMINS INC                    COM              231021106     1194    18331 SH       Sole                                      18331
DELTA AIRLINES INC DEL         COM NEW          247361702     1910   162581 SH       Sole                                     162581
DTE ENERGY CO                  COM              233331107      648    14217 SH       Sole                                      14217
EXPEDIA INC DEL                COM              30212P105      242    12876 SH       Sole                                      12876
EXPRESS SCRIPTS INC            COM              302182100     2262    48104 SH       Sole                                      48104
FORD MTR CO DEL                COM PAR $0.01    345370860      104    10270 SH       Sole                                      10270
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1169    19767 SH       Sole                                      19767
GENL ELECTRIC                  COM              369604103     1496   103714 SH       Sole                                     103714
GREEN MTN COFFEE ROASTERS IN   COM              393122106      800    31140 SH       Sole                                      31140
HARRIS CORP DEL                COM              413875105      750    18000 SH       Sole                                      18000
HEWLETT PACKARD CO             COM              428236103     1569    36243 SH       Sole                                      36243
INTUITIVE SURGICAL INC         COM NEW          46120E602     1201     3805 SH       Sole                                       3805
JOHNSON CTLS INC               COM              478366107     1167    43425 SH       Sole                                      43425
JPMORGAN CHASE & CO            COM              46625H100      296     8085 SH       Sole                                       8085
LAUDER ESTEE COS INC           CL A             518439104      249     4463 SH       Sole                                       4463
LEXMARK INTL NEW               CL A             529771107     1097    33200 SH       Sole                                      33200
LIFE TECHNOLOGIES CORP         COM              53217V109     1608    34032 SH       Sole                                      34032
LIMITED BRANDS INC             COM              532716107     1827    82770 SH       Sole                                      82770
LUBRIZOL CORP                  COM              549271104     2842    35386 SH       Sole                                      35386
LUFKIN INDS INC                COM              549764108     1253    32128 SH       Sole                                      32128
MACYS INC                      COM              55616P104     1647    92020 SH       Sole                                      92020
MADDEN STEVEN LTD              COM              556269108     2310    73287 SH       Sole                                      73287
MICROCHIP TECHNOLOGY INC       COM              595017104      749    27000 SH       Sole                                      27000
MYLAN INC                      COM              628530107     1497    87831 SH       Sole                                      87831
NATIONAL OILWELL VARCO INC     COM              637071101      804    24313 SH       Sole                                      24313
NETFLIX INC                    COM              64110L106     1326    12200 SH       Sole                                      12200
NEWS CORP                      CL B             65248E203     1785   128851 SH       Sole                                     128851
NORTHROP GRUMMAN CORP          COM              666807102     1351    24822 SH       Sole                                      24822
OCCIDENTAL PETE CORP DEL       COM              674599105      707     9165 SH       Sole                                       9165
OCH ZIFF CAP MGT GP            CL A             67551U105      849    67445 SH       Sole                                      67445
OPEN JT STK CO-VIMPEL COMMUN   SPONS ADR        68370R109      205    12667 SH       Sole                                      12667
OSHKOSH CORP                   COM              688239201      854    27396 SH       Sole                                      27396
OWENS CORNING INC NEW          COM              690742101     1729    57804 SH       Sole                                      57804
PERRIGO CO                     COM              714290103     2173    36795 SH       Sole                                      36795
PETROLEO BRASILEIRO SA - PETRO SPONS ADR        71654V408      693    20204 SH       Sole                                      20204
PMC-SIERRA INC                 COM              69344F106     1474   195986 SH       Sole                                     195986
PRICELINE COM INC              COM NEW          741503403     2008    11377 SH       Sole                                      11377
ROCKWELL AUTOMATION INC        COM              773903109     1019    20756 SH       Sole                                      20756
ROVI CORP                      COM              779376102     2097    55319 SH       Sole                                      55319
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     1499    65813 SH       Sole                                      65813
SANDISK CORP                   COM              80004C101     2700    64183 SH       Sole                                      64183
SANMINA SCI CORP               COM NEW          800907206     1403   103074 SH       Sole                                     103074
SEAGATE TECHNOLOGY             SHS              G7945J104     1572   120563 SH       Sole                                     120563
SKECHERS U S A INC             CL A             830566105     2018    55255 SH       Sole                                      55255
TERADYNE INC                   COM              880770102     1410   144660 SH       Sole                                     144660
TEXTRON INC                    COM              883203101      899    53000 SH       Sole                                      53000
THOR INDS INC                  COM              885160101      551    23187 SH       Sole                                      23187
TJX COS INC NEW                COM              872540109     1537    36646 SH       Sole                                      36646
TYSON FOODS INC                CL A             902494103     1934   117975 SH       Sole                                     117975
VALEANT PHARMACEUTICALS INTL   COM              91911X104     2590    49536 SH       Sole                                      49536
VEECO INSTRS INC DEL           COM              922417100      922    26900 SH       Sole                                      26900
VISA INC                       COM CL A         92826C839     1911    27008 SH       Sole                                      27008
WALTER ENERGY INC              COM              93317Q105      929    15264 SH       Sole                                      15264
WELLS FARGO & CO NEW           COM              949746101      279    10898 SH       Sole                                      10898
WESTERN DIGITAL CORP           COM              958102105      300     9958 SH       Sole                                       9958
ZIONS BANCORPORATION           COM              989701107      976    45232 SH       Sole                                      45232